Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Revenue	$ 0	$ 23	$ 7,756
Expenses	0	522	10,667
Pre-tax loss from discontinued operations	0	(499)	(2,911)
Income tax expense (recovery)	0	1,102	(768)
Net loss from discontinued operations	$ 0	$ (1,601)	$ (2,143)